Revenue Recognition - Remaining Performance Obligations (Narrative) (Details) $ in Millions	Mar. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Remaining performance obligation, amount	$ 859.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	58.00%
Remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	1.00%
Remaining performance obligation, expected timing of satisfaction, period
Extended Recognition Period | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	99.00%
Remaining performance obligation, expected timing of satisfaction, period	3 years
Billed consideration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Remaining performance obligation, amount	$ 444.8
Unbilled consideration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Remaining performance obligation, amount	$ 414.9